Share-based payments - Summary of Movements for Equity and Cash-Settled DSBS Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	3,536	3,851
Number of options granted (in shares)	665	1,053
Number of options, Exercised during the period (in shares)	(1,318)	(1,287)
Number of options, Forfeited during the period (in shares)	(39)	(81)
Number of options, Outstanding at end of year (in shares)	2,844	3,536
Number of options, Exercisable at end of year (in shares)	0	0
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	185	261
Number of options granted (in shares)	19	48
Number of options, Exercised during the period (in shares)	(84)	(103)
Number of options, Forfeited during the period (in shares)	(7)	(21)
Number of options, Outstanding at end of year (in shares)	113	185
Number of options, Exercisable at end of year (in shares)	0	1